Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows provided by (used in) operating activities:
Net (loss) income	$ (1,163)	$ 12,479	$ 9,105
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Realized investment gains, net	(77)	(829)	(14,502)
Change in annuity-related options, derivatives, and gross reserves	(71,181)	66,071	12,557
Deferred federal income tax (benefit) expense	(7,907)	1,930	(13,885)
Charges to policy account balances	(173)	(247)	(253)
Interest credited to policy account balances	24,336	25,275	12,610
Amortization of discount, net	(409)	1,570	1,188
Change in:
Receivables and other assets	(4,112)	(1,971)	8,981
Reinsurance recoverable	(590)	(287)	(297)
Deferred acquisition costs	(15,064)	(6,163)	4,430
Future policy benefit reserves	121,202	(71,613)	(5,197)
Policy and contract claims	1,259	(1,156)	(518)
Unearned premiums	(17)	(56)	73
Other policyholder funds	402	347	(522)
Other liabilities	(357)	(13,836)	21,400
Payable to (receivable from) parent	794	(2,924)	5,024
Total adjustments	48,106	(3,889)	31,089
Net cash provided by operating activities	46,943	8,590	40,194
Cash flows (used in) provided by investing activities:
Purchase of available-for-sale fixed-maturity securities	(62,126)	(109,700)	(188,285)
Purchase of available-for-sale equity securities	(4,780)
Sale and other redemptions of fixed-maturity securities	57,669	123,684	189,191
Maturity of fixed-maturity securities	6,510	6,980	1,300
Sale of available-for-sale equity securities	2,927	0	0
Net change in short-term securities	(13,728)	0	0
Option purchased, net	(174)
Other, net	10	(2)	92
Net cash (used in) provided by investing activities	(13,692)	20,962	2,298
Cash flows (used in) provided by financing activities:
Policyholders' deposits to account balances	17,043	1,532	5,030
Policyholders' withdrawals from account balances	(45,731)	(68,304)	(41,074)
Policyholders' net transfers between account balances	182	(3,504)	(2,254)
Change in amounts drawn in excess of bank balances	184	(792)	963
Contribution from parent			20,000
Net cash (used in) provided by financing activities	(28,322)	(71,068)	(17,335)
Net change in cash and cash equivalents	4,929	(41,516)	25,157
Cash and cash equivalents at beginning of year	22,710	64,226	39,069
Cash and cash equivalents at end of year	$ 27,639	$ 22,710	$ 64,226